Fair Value: - Asset and liabilities measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value
Nuclear decommissioning trust fund	$ 420,818,000	$ 445,055,000
Long-term investments	164,125,000	140,622,000
Natural gas swaps
Fair value
Derivative liabilities	13,154,000	6,328,000
International equity trust
Fair value
Unfunded commitments	$ 0
Redemption notice period	3 days
Recurring basis | Natural gas swaps
Fair value
Derivative liabilities	$ 13,154,000	6,328,000
Recurring basis | Domestic equity
Fair value
Nuclear decommissioning trust fund	136,196,000	142,419,000
Recurring basis | International equity trust
Fair value
Nuclear decommissioning trust fund	76,852,000	88,820,000
Long-term investments	17,382,000	20,071,000
Recurring basis | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	51,356,000	66,317,000
Long-term investments	12,571,000	16,215,000
Recurring basis | US Treasury securities
Fair value
Nuclear decommissioning trust fund	47,712,000	38,791,000
Long-term investments	12,062,000	6,670,000
Recurring basis | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	56,004,000	49,379,000
Long-term investments	11,517,000	7,267,000
Recurring basis | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	43,359,000	47,833,000
Long-term investments	94,494,000	87,011,000
Recurring basis | Municipal bonds
Fair value
Nuclear decommissioning trust fund	278,000	92,000
Recurring basis | Federal agency securities
Fair value
Nuclear decommissioning trust fund	6,066,000	3,725,000
Long-term investments	941,000	259,000
Recurring basis | Treasury STRIPS
Fair value
Long-term investments	14,113,000
Recurring basis | Other
Fair value
Nuclear decommissioning trust fund	2,995,000	7,679,000
Long-term investments	1,045,000	3,129,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic equity
Fair value
Nuclear decommissioning trust fund	136,196,000	142,419,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	47,712,000	38,791,000
Long-term investments	12,062,000	6,670,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	43,359,000	47,833,000
Long-term investments	94,494,000	87,011,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair value
Nuclear decommissioning trust fund	2,031,000	7,679,000
Long-term investments	1,045,000	3,129,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Natural gas swaps
Fair value
Derivative liabilities	13,154,000	6,328,000
Recurring basis | Significant Other Observable Inputs (Level 2) | International equity trust
Fair value
Nuclear decommissioning trust fund	76,852,000	88,820,000
Long-term investments	17,382,000	20,071,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	48,853,000	66,317,000
Long-term investments	11,366,000	16,215,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	56,004,000	49,379,000
Long-term investments	11,517,000	7,267,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	278,000	92,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	6,066,000	3,725,000
Long-term investments	941,000	$ 259,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Treasury STRIPS
Fair value
Long-term investments	14,113,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Other
Fair value
Nuclear decommissioning trust fund	964,000
Recurring basis | Significant Other Unobservable Inputs (Level 3) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	2,503,000
Long-term investments	$ 1,205,000